Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 25, 2018	Dec. 31, 2017	Mar. 26, 2017	Dec. 31, 2016
Deferred tax assets:
Compensation		$ 9,022		$ 15,716
Accrued expenses		4,647		6,875
Foreign tax credits		8,654		7,679
Tax attribute carryforwards		2,016		1,987
Derivatives		938		2,698
Foreign currency		5,443		10,414
Deferred revenue		2,653		4,455
Deferred tax assets		33,373		49,824
Valuation allowance		(4,088)		(4,207)
Net deferred tax assets		29,285		45,617
Deferred tax liabilities:
Property		(91,730)		(136,831)
Intangibles		(12,353)		(13,671)
Deferred tax liabilities		(104,083)		(150,502)
Net deferred tax liability	$ (87,459)	$ (74,798)	$ (122,007)	$ (104,885)